Employee benefit obligations	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Employee benefit obligations
6.2 Employee benefit obligations
On globally maintains different pension plans based on the respective legislation in each country. Current pension arrangements for On employees in Switzerland are made through plans governed by the Swiss Federal Occupational Old Age, Survivors and Disability Pension Act (BVG). These plans are funded by regular employee and employer contributions and are administered by an independent third party. On's estimated contributions for the next reporting period is CHF 6.6 million.
Final benefits are contribution-based with certain minimum guarantees. Due to these minimum guarantees, On’s Swiss plan (other than the 1e pension plan) is treated as a defined benefit plan for the purpose of these financial statements, although it has many of the characteristics of a defined contribution plan. The plan is invested in a diversified range of assets in accordance with law, the investment strategy, and the common criteria of an asset and liability management.
All other plans outside of Switzerland, including the 1e pension plan, are treated as defined contribution plans. The contributions of those plans are recognized as personnel expenses in the period during which the related services are rendered by employees. Expenses in 2022 amount to CHF 1.3 million.

The result of the Swiss defined benefit plans is summarized in the tables below:

Employee benefit obligations

(CHF in millions)	12/31/2022	12/31/2021

Present value of defined benefit obligation	(23.7)	(22.8)
Fair value of plan assets	17.4	17.0
Employee benefit obligations	(6.3)	(5.9)

As of December 31, 2022, the defined benefit obligation has a weighted average duration of 12.9 years (December 31, 2021: 18.1 years). There is no effect from asset ceiling in any reporting period. Employee benefit obligations reconciles as follows:

(CHF in millions)	2022	2021

Employee benefit obligations at January 1	(5.9)	(5.6)
Amounts recognized in income statement	(3.1)	(2.6)
Amounts recognized in other comprehensive income	4.4	0.9
Contributions by the employer	(1.8)	1.5
Employee benefit obligations at December 31	(6.3)	(5.9)

Amounts recognized in income statement

(CHF in millions)	2022	2021	2020

Current service cost	(3.4)	(2.6)	(1.6)
Past service cost	0.3	—	—
Employee benefit expenses	(3.1)	(2.6)	(1.6)
Remeasurements recognized in equity (other comprehensive income)

(CHF in millions)	2022	2021	2020

Actuarial losses/(gains) from
changes in demographic assumptions	—	(1.8)	—
changes in financial assumptions	(6.8)	(0.6)	(0.2)
changes in experience adjustments	1.3	2.3	1.8
Return on plan assets excl. interest income	1.1	(0.8)	0.1
Net actuarial result from defined benefit plans	(4.4)	(0.9)	1.6

Defined benefit obligation

(CHF in millions)	2022	2021

Present value of defined benefit obligation at January 1	22.8	16.8
Current service cost	3.4	2.6
Contributions by the employees	2.2	1.5
Interest expenses	0.1	—
Past service cost	(0.3)	—
Benefits paid	0.9	2.1
Actuarial losses/(gains) from
changes in demographic assumptions	—	(1.8)
changes in financial assumptions	(6.8)	(0.6)
changes in experience adjustments	1.3	2.3
Present value of defined benefit obligation at December 31	23.7	22.8

Plan assets

(CHF in millions)	2022	2021

Fair value of plan assets at January 1	17.0	11.1
Contributions by the employer	(1.8)	1.5
Contributions by the employees	2.2	1.5
Interest income	0.1	—
Benefits paid	0.9	2.1
Return on plan assets excl. interest income	(1.1)	0.8
Fair value of plan assets at December 31	17.4	17.0
The plan assets consist of (all with quoted market prices):

	12/31/2022	12/31/2021

Cash and equivalent	0.9%	2.5%
Debt instruments	28.0%	24.9%
Equity instruments	30.8%	32.9%
Real estate	22.8%	19.6%
Mortgages	—%	4.7%
Alternative assets	17.5%	15.4%
Total	100.0%	100.0%

Principal actuarial assumptions

	12/31/2022	12/31/2021

Discount rate	2.2%	0.4%
Expected rate of salary increase	1.5%	1.5%
Expected rate of pension increase	0.0%	0.0%
Demographic assumptions	BVG 2020 generation table	BVG 2020 generation table

Sensitivity analysis: Impact on defined benefit obligation

(CHF in millions)	12/31/2022	12/31/2021

Discount rate
-0.5%	1.6	2.3
+0.5%	(1.4)	(1.9)
Expected rate of salary increase
-0.5%	(0.4)	(0.5)
+0.5%	0.4	0.5
Life expectancy
-1 year	(0.2)	(0.3)
+1 year	0.2	0.3

Accounting policies	Accounting and reporting of the Swiss defined benefit plans are based on annual actuarial valuations. Defined benefit obligations and service costs are assessed using the projected unit credit method, with the cost of providing pensions charged to the income statement so as to spread the regular cost over the service lives of employees participating in these plans. The pension obligation is measured as the present value of the estimated future outflows using interest rates of government securities, which have terms to maturity approximating the terms of the related liability. Service cost from defined benefit plans are charged to the income statement within the operating result. If the fair value of the plan assets exceeds the present value of the defined benefit obligation, only a net pension asset is recorded, taking account of the asset ceiling.

The net interest component is calculated by applying the discount rate to the employee benefit obligations (net defined benefit asset or liability) and is recognized in the income statement in the financial result. Actuarial gains and losses, resulting from changes in actuarial assumptions and differences between assumptions and actual experiences, are recognized the equity (other comprehensive income) in the period in which they occur.

Significant judgments and accounting estimates	The carrying amounts of defined benefit pension plans are based on actuarial valuations. These valuations are calculated based on statistical data and assumptions about discount rates, expected rates of return on plan assets, future salary increases, mortality rates and future pension increases. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty.